SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2005



Assets:


Investments at value:

      Janus Aspen Series:
         Aspen Large Cap Growth Portfolio, 8,466 shares (cost $164,434)                $        176,593
         Aspen Mid Cap Growth Portfolio, 123,183 shares (cost $2,481,605)                     3,574,781
         Aspen Forty Portfolio, 4,898 shares (cost $100,958)                                    135,583
         Aspen Worldwide Growth Portfolio, 1,448 shares (cost $35,213)                           40,484
         Aspen Balanced Portfolio, 6,041 shares (cost $133,522)                                 155,485

      T. Rowe Price Fixed Income Series, Inc.:
         Prime Reserve Portfolio, 197,815 shares (cost $197,815)                                197,815
         Limited Term Bond Portfolio, 30,480 shares (cost $153,576)                             149,048

      T. Rowe Price Equity Series, Inc.:
         Equity Income Portfolio, 12,562 shares (cost $260,856)                                 273,721
         Personal Strategy Balanced Portfolio, 114,295 shares (cost $1,752,248)               2,104,164

      T. Rowe Price International Series, Inc.:
         International Stock Portfolio, 4,985 shares (cost $72,107)                              76,320
                                                                                         ---------------

      Net Assets                                                                       $      6,883,994
                                                                                         ===============








    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF OPERATIONS




                                                                     For the Years ended December 31,
                                            ----------------------------------------------------------------------------------------
                                                    Janus Aspen                  Janus Aspen                    Janus Aspen
                                                 Large Cap Growth*             Mid Cap Growth                      Forty**
                                            ---------------------------- ------------------------------- ---------------------------
                                                2005           2004          2005             2004           2005          2004
                                            -------------  ------------- --------------  --------------- -------------  ------------
Investment Income:
  Dividends                                        $ 587          $ 247            $ -              $ -         $ 280         $ 301

Expenses:
  Mortality and expense risk charges               1,739          1,804         36,458           31,546         1,365         1,230
                                            -------------  ------------- --------------  --------------- -------------  ------------

Net investment income (loss)                      (1,152)        (1,557)       (36,458)         (31,546)       (1,085)         (929)
                                            -------------  ------------- --------------  --------------- -------------  ------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)            14,736          8,503        (39,886)      (1,096,855)        8,109         1,223

  Capital gain distributions received                  -              -              -                -             -             -
                                            -------------  ------------- --------------  --------------- -------------  ------------

  Realized gain (loss) on investments and
    capital gain distributions, net               14,736          8,503        (39,886)      (1,096,855)        8,109         1,223

Unrealized appreciation (depreciation), net       (8,872)        (1,832)       454,781        1,704,438         7,800        18,882
                                            -------------  ------------- --------------  --------------- -------------  ------------

Net increase (decrease) in net assets
  from operations                                $ 4,712        $ 5,114      $ 378,437        $ 576,037      $ 14,824      $ 19,176
                                            =============  ============= ==============  =============== =============  ============



                                                                   For the Years ended December 31,
                                                --------------------------------------------------------------
                                                        Janus Aspen                      Janus Aspen
                                                     Worldwide Growth                      Balanced
                                                ----------------------------   -------------------------------
                                                    2005           2004            2005             2004
                                                -------------  -------------   --------------  ---------------
Investment Income:
  Dividends                                            $ 489          $ 353          $ 3,344          $ 2,839

Expenses:
  Mortality and expense risk charges                     346            340            1,488            1,231
                                                -------------  -------------   --------------  ---------------

Net investment income (loss)                             143             13            1,856            1,608
                                                -------------  -------------   --------------  ---------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                  (315)          (781)           2,606              767

  Capital gain distributions received                      -              -                -                -
                                                -------------  -------------   --------------  ---------------

  Realized gain (loss) on investments and
    capital gain distributions, net                     (315)          (781)           2,606              767

Unrealized appreciation (depreciation), net            1,641          2,055            5,407            6,685
                                                -------------  -------------   --------------  ---------------

Net increase (decrease) in net assets
  from operations                                    $ 1,469        $ 1,287          $ 9,869          $ 9,060
                                                =============  =============   ==============  ===============


    The accompanying notes are an integral part of these financial statements

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF OPERATIONS



                                                                         For the Years ended December 31,
                                            ----------------------------------------------------------------------------------------
                                                  T. Rowe Price                  T. Rowe Price                 T. Rowe Price
                                                  Prime Reserve                 Limited Term Bond              Equity Income
                                            ---------------------------- ------------------------------- ---------------------------
                                                2005           2004          2005             2004           2005          2004
                                            -------------  ------------- --------------  --------------- -------------  ------------
Investment Income:
  Dividends                                      $ 5,608        $ 1,848        $ 5,689          $ 5,880       $ 3,752       $ 2,846

Expenses:
  Mortality and expense risk charges               2,143          2,105          1,679            1,791         2,299         1,778
                                            -------------  ------------- --------------  --------------- -------------  ------------

Net investment income (loss)                       3,465           (257)         4,010            4,089         1,453         1,068
                                            -------------  ------------- --------------  --------------- -------------  ------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                 -              -         (1,378)           1,400        16,131         8,750

  Capital gain distributions received                  -              -              -                -        12,814         4,239
                                            -------------  ------------- --------------  --------------- -------------  ------------

  Realized gain (loss) on investments and
    capital gain distributions, net                    -              -         (1,378)           1,400        28,945        12,989

Unrealized appreciation (depreciation), net            -              -         (1,668)          (5,348)      (24,581)        9,834
                                            -------------  ------------- --------------  --------------- -------------  ------------

Net increase (decrease) in net assets
  from operations                                $ 3,465         $ (257)         $ 964            $ 141       $ 5,817      $ 23,891
                                            =============  ============= ==============  =============== =============  ============



                                                                   For the Years ended December 31,
                                                --------------------------------------------------------------
                                                     T. Rowe Price                    T. Rowe Price
                                                 Personal Strategy Balanced          International Stock
                                                ----------------------------   -------------------------------
                                                    2005           2004            2005             2004
                                                -------------  -------------   --------------  ---------------
Investment Income:
  Dividends                                         $ 37,069       $ 41,747          $ 1,122            $ 160

Expenses:
  Mortality and expense risk charges                  21,976         20,440              203              128
                                                -------------  -------------   --------------  ---------------

Net investment income (loss)                          15,093         21,307              919               32
                                                -------------  -------------   --------------  ---------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                38,545         10,202            1,586              572

  Capital gain distributions received                 18,126          8,514              244                -
                                                -------------  -------------   --------------  ---------------

  Realized gain (loss) on investments and
    capital gain distributions, net                   56,671         18,716            1,830              572

Unrealized appreciation (depreciation), net           35,481        189,249            1,350            1,149
                                                -------------  -------------   --------------  ---------------

Net increase (decrease) in net assets
  from operations                                  $ 107,245      $ 229,272          $ 4,099          $ 1,753
                                                =============  =============   ==============  ===============


    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF CHANGES IN NET ASSETS




                                                                     For the Years ended December 31,
                                             ---------------------------------------------------------------------------------------
                                                    Janus Aspen                 Janus Aspen                     Janus Aspen
                                                 Large Cap Growth*             Mid Cap Growth                      Forty**
                                             --------------------------- ------------------------------- ---------------------------
                                                2005           2004          2005             2004           2005          2004
                                             ------------  ------------- --------------  --------------- -------------  ------------

Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                  $ (1,152)      $ (1,557)     $ (36,458)       $ (31,546)     $ (1,085)       $ (929)

  Realized gains (losses) on investments          14,736          8,503        (39,886)      (1,096,855)        8,109         1,223

  Unrealized appreciation (depreciation), net     (8,872)        (1,832)       454,781        1,704,438         7,800        18,882
                                             ------------  ------------- --------------  --------------- -------------  ------------

Net increase (decrease) in net assets
from operations                                    4,712          5,114        378,437          576,037        14,824        19,176
                                             ------------  ------------- --------------  --------------- -------------  ------------

Contract transactions:
  Purchase payments                               50,141         63,240        433,958          460,573        19,582        24,904

  Transfers between subaccounts, net              14,687          2,845       (106,457)         (18,796)        2,117        (2,016)

  Withdrawals and surrenders                     (30,396)        (5,557)      (260,081)        (292,997)      (14,985)       (7,516)

  Monthly deductions                             (14,065)       (15,060)      (313,815)        (319,422)       (8,832)      (11,072)

  Policy loans                                   (13,339)       (65,295)       (18,065)         (47,636)       (1,245)      (18,363)

  Death benefits                                    (134)             -         (2,079)         (21,337)            -             -
                                             ------------  ------------- --------------  --------------- -------------  ------------

Net increase (decrease) in net assets
  derived from contract transactions               6,894        (19,827)      (266,539)        (239,615)       (3,363)      (14,063)
                                             ------------  ------------- --------------  --------------- -------------  ------------

Total increase (decrease) in net assets           11,606        (14,713)       111,898          336,422        11,461         5,113

Net assets at beginning of year                  164,987        179,700      3,462,883        3,126,461       124,122       119,009
                                             ------------  ------------- --------------  --------------- -------------  ------------

Net assets at end of year                      $ 176,593      $ 164,987    $ 3,574,781      $ 3,462,883     $ 135,583     $ 124,122
                                             ============  ============= ==============  =============== =============  ============


                                                                         For the Years ended December 31,
                                                --------------------------------------------------------------
                                                       Janus Aspen                      Janus Aspen
                                                     Worldwide Growth                     Balanced
                                                ----------------------------   -------------------------------
                                                    2005           2004            2005             2004
                                                -------------  -------------   --------------  ---------------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                         $ 143           $ 13          $ 1,856          $ 1,608

  Realized gains (losses) on investments                (315)          (781)           2,606              767

  Unrealized appreciation (depreciation), net          1,641          2,055            5,407            6,685
                                                -------------  -------------   --------------  ---------------

Net increase (decrease) in net assets
from operations                                        1,469          1,287            9,869            9,060
                                                -------------  -------------   --------------  ---------------

Contract transactions:
  Purchase payments                                    5,091          5,862           23,340           23,019

  Transfers between subaccounts, net                   5,581            215            3,218               93

  Withdrawals and surrenders                          (4,551)        (1,844)          (1,538)          (5,777)

  Monthly deductions                                  (2,736)        (3,377)         (10,817)         (13,167)

  Policy loans                                            12           (973)              14                -

  Death benefits                                         (67)             -                -                -
                                                -------------  -------------   --------------  ---------------

Net increase (decrease) in net assets
  derived from contract transactions                   3,330           (117)          14,217            4,168
                                                -------------  -------------   --------------  ---------------

Total increase (decrease) in net assets                4,799          1,170           24,086           13,228

Net assets at beginning of year                       35,685         34,515          131,399          118,171
                                                -------------  -------------   --------------  ---------------

Net assets at end of year                           $ 40,484       $ 35,685        $ 155,485        $ 131,399
                                                =============  =============   ==============  ===============



    The accompanying notes are an integral part of these financial statements

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF CHANGES IN NET ASSETS




                                                                       For the Years ended December 31,
                                              --------------------------------------------------------------------------------------
                                                   T. Rowe Price                  T. Rowe Price                 T. Rowe Price
                                                   Prime Reserve                Limited Term Bond               Equity Income
                                              --------------------------- ------------------------------ ---------------------------
                                                  2005          2004          2005            2004           2005          2004
                                              ------------- ------------- -------------- --------------- -------------  ------------

Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                     $ 3,465        $ (257)       $ 4,010         $ 4,089       $ 1,453       $ 1,068

  Realized gains (losses) on investments                 -             -         (1,378)          1,400        28,945        12,989

  Unrealized appreciation (depreciation), net            -             -         (1,668)         (5,348)      (24,581)        9,834
                                              ------------- ------------- -------------- --------------- -------------  ------------

Net increase (decrease) in net assets
from operations                                      3,465          (257)           964             141         5,817        23,891
                                              ------------- ------------- -------------- --------------- -------------  ------------

Contract transactions:
  Purchase payments                                 15,598        19,017         16,052          18,849        42,016        49,008

  Transfers between subaccounts, net                (5,545)          284        (23,077)         (4,976)       71,136         4,881

  Withdrawals and surrenders                        (5,709)         (826)        (3,460)        (13,218)      (21,430)      (10,910)

  Monthly deductions                               (18,139)      (18,442)       (14,137)        (16,805)      (22,236)      (22,176)

  Policy loans                                      (1,046)       (1,801)        (1,901)         (1,407)       (5,312)            5

  Death benefits                                         -             -           (132)              -          (358)            -
                                              ------------- ------------- -------------- --------------- -------------  ------------

Net increase (decrease) in net assets
  derived from contract transactions               (14,841)       (1,768)       (26,655)        (17,557)       63,816        20,808
                                              ------------- ------------- -------------- --------------- -------------  ------------

Total increase (decrease) in net assets            (11,376)       (2,025)       (25,691)        (17,416)       69,633        44,699

Net assets at beginning of year                    209,191       211,216        174,739         192,155       204,088       159,389
                                              ------------- ------------- -------------- --------------- -------------  ------------

Net assets at end of year                        $ 197,815     $ 209,191      $ 149,048       $ 174,739     $ 273,721     $ 204,088
                                              ============= ============= ============== =============== =============  ============


                                                                  For the Years ended December 31,
                                                --------------------------------------------------------------
                                                       T. Rowe Price                     T. Rowe Price
                                                 Personal Strategy Balanced           International Stock
                                                ----------------------------   -------------------------------
                                                    2005           2004            2005             2004
                                                -------------  -------------   --------------  ---------------

Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $ 15,093       $ 21,307            $ 919             $ 32

  Realized gains (losses) on investments              56,671         18,716            1,830              572

  Unrealized appreciation (depreciation), net         35,481        189,249            1,350            1,149
                                                -------------  -------------   --------------  ---------------

Net increase (decrease) in net assets
from operations                                      107,245        229,272            4,099            1,753
                                                -------------  -------------   --------------  ---------------

Contract transactions:
  Purchase payments                                  131,935        148,233            3,302            4,968

  Transfers between subaccounts, net                 (19,671)        16,361           58,011            1,109

  Withdrawals and surrenders                        (174,516)       (67,653)          (2,219)               -

  Monthly deductions                                (112,537)      (114,786)          (2,750)          (2,283)

  Policy loans                                        (4,395)        (8,339)              (1)               4

  Death benefits                                        (141)             -             (213)               -
                                                -------------  -------------   --------------  ---------------

Net increase (decrease) in net assets
  derived from contract transactions                (179,325)       (26,184)          56,130            3,798
                                                -------------  -------------   --------------  ---------------

Total increase (decrease) in net assets              (72,080)       203,088           60,229            5,551

Net assets at beginning of year                    2,176,244      1,973,156           16,091           10,540
                                                -------------  -------------   --------------  ---------------

Net assets at end of year                        $ 2,104,164    $ 2,176,244         $ 76,320         $ 16,091
                                                =============  =============   ==============  ===============



    The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2005 and 2004

1.    Organization

     The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987. The Company discontinued new sales of variable life insurance contracts on October 13, 2003. It is an accounting entity wherein all segregated account transactions are reflected.

     The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

     The  Funds  are  diversified   open-end  investment   management  companies
     registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2.    Significant Accounting Policies

     The financial statements have been prepared in conformity with accounting principles general accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

      Valuation of Investments

     Investment in shares of the Funds are valued at each Fund's offering and redemption price.

      Policy Loans

     The Policy may be used to secure a loan from the Company. The maximum loan amount is 90% of the Policy's Cash Value minus the full surrender charge.

      Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

      Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

December 31, 2005 and 2004

3.    Purchases and Sales of Securities

     In 2005, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                                     Proceeds
                                                                                  Purchases          on Sales
                                                                                ---------------   ---------------
    * Janus Aspen Large Cap Growth Portfolio                                          $ 74,847          $ 69,105
      Janus Aspen Mid Cap Growth Portfolio                                             441,689           744,686
   ** Janus Aspen Forty Portfolio                                                       23,561            28,009
      Janus Aspen Worldwide Growth Portfolio                                            13,121             9,648
      Janus Aspen Balanced Portfolio                                                    32,363            16,290
      T. Rowe Price Prime Reserve Portfolio                                             21,743            33,119
      T. Rowe Price Limited Term Bond Portfolio                                         24,858            47,503
      T. Rowe Price Equity Income Portfolio                                            132,938            54,855
      T. Rowe Price Personal Strategy Balanced Portfolio                               194,971           341,077
      T. Rowe Price International Stock Portfolio                                       62,875             5,582
                                                                                ---------------   ---------------
          Total                                                                    $ 1,022,966       $ 1,349,874
                                                                                ===============   ===============

     In 2004, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                                     Proceeds
                                                                                  Purchases          on Sales
                                                                                ---------------   ---------------
      Janus Aspen Growth Portfolio                                                    $ 69,258          $ 90,643
      Janus Aspen Mid Cap Growth Portfolio                                             477,626           748,785
      Janus Aspen Capital Appreciation Portfolio                                        25,986            40,978
      Janus Aspen Worldwide Growth Portfolio                                             6,520             6,622
      Janus Aspen Balanced Portfolio                                                    26,184            20,408
      T. Rowe Price Prime Reserve Portfolio                                             21,359            23,384
      T. Rowe Price Limited Term Bond Portfolio                                         28,706            42,174
      T. Rowe Price Equity Income Portfolio                                             70,016            43,902
      T. Rowe Price Personal Strategy Balanced Portfolio                               220,264           216,629
      T. Rowe Price International Stock Portfolio                                        6,384             2,553
                                                                                ---------------   ---------------
          Total                                                                      $ 952,303       $ 1,236,078
                                                                                ===============   ===============

       *Formerly Janus Aspen Growth Portfolio
      **Formerly Janus Aspen Capital Appreciation Portfolio

4.    Expenses and Related Party Transactions

     A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Life Account (see Note 6). Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality expense risk charges.

     At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for adminstrative expenses relating to the issuance and maintenance of the contract.

     The Company deducts a front-end sales expense charge of 5% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

December 31, 2005 and 2004

     The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

     Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.    Changes in Units Outstanding

     The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                     Units           Units          Net Increase
                                                                     Issued         Redeemed         (Decrease)
                                                                   -----------   ---------------   ---------------
    * Janus Aspen Large Cap Growth Portfolio                           12,493            11,451             1,042
      Janus Aspen Mid Cap Growth Portfolio                             18,850            29,520           (10,670)
   ** Janus Aspen Forty Portfolio                                       3,135             3,514              (379)
      Janus Aspen Worldwide Growth Portfolio                            2,140             1,630               510
      Janus Aspen Balanced Portfolio                                    2,796             1,419             1,377
      T. Rowe Price Prime Reserve Portfolio                               886             1,699              (813)
      T. Rowe Price Limited Term Bond Portfolio                           833             1,996            (1,163)
      T. Rowe Price Equity Income Portfolio                             8,194             3,742             4,452
      T. Rowe Price Personal Strategy Balanced Portfolio                3,635             8,306            (4,671)
      T. Rowe Price International Stock Portfolio                       7,128               688             6,440

     The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                     Units           Units          Net Increase
                                                                     Issued         Redeemed         (Decrease)
                                                                   -----------   ---------------   ---------------
      Janus Aspen Growth Portfolio                                     12,270            15,797            (3,527)
      Janus Aspen Mid Cap Growth Portfolio                             23,580            35,477           (11,897)
      Janus Aspen Capital Appreciation Portfolio                        4,025             6,148            (2,123)
      Janus Aspen Worldwide Growth Portfolio                            1,121             1,141               (20)
      Janus Aspen Balanced Portfolio                                    2,410             1,979               431
      T. Rowe Price Prime Reserve Portfolio                             1,079             1,176               (97)
      T. Rowe Price Limited Term Bond Portfolio                           995             1,761              (766)
      T. Rowe Price Equity Income Portfolio                             4,964             3,333             1,631
      T. Rowe Price Personal Strategy Balanced Portfolio                4,835             5,552              (717)
      T. Rowe Price International Stock Portfolio                         884               345               539

       *Formerly Janus Aspen Growth Portfolio
      **Formerly Janus Aspen Capital Appreciation Portfolio

December 31, 2005 and 2004

6.    Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2005 follows:


                                                                                             Expenses        Income
                                                                                             as a % of     as a % of
                                                                          Net Assets          Average       Average
                                                                      --------------------
                                                                        Unit                    Net           Net          Total
                                                           Units       Value       (000's)    Assets#        Assets       Return
                                                          ---------  ---------   ---------   -----------   ----------    -----------
    * Janus Aspen Large Cap Growth Portfolio                 28,812      $6.13      $ 177           1.05%        0.35 %       3.16 %
      Janus Aspen Mid Cap Growth Portfolio                  139,196      25.68      3,575           1.05            -        11.14
   ** Janus Aspen Forty Portfolio                            16,968       7.99        136           1.05         0.21        11.68
      Janus Aspen Worldwide Growth Portfolio                  6,671       6.07         40           1.05         1.49         4.76
      Janus Aspen Balanced Portfolio                         14,168      10.97        155           1.05         2.34         6.83
      T. Rowe Price Prime Reserve Portfolio                  10,745      18.41        198           1.05         2.75         1.72
      T. Rowe Price Limited Term Bond Portfolio               6,443      23.13        149           1.05         3.57         0.69
      T. Rowe Price Equity Income Portfolio                  19,090      14.34        274           1.05         1.70         2.84
      T. Rowe Price Personal Strategy Balanced Portfolio     52,317      40.22      2,104           1.05         1.77         5.32
      T. Rowe Price International Stock Portfolio             8,497       8.98         76           1.05         5.60        14.82

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2004 follows:


                                                                                             Expenses        Income
                                                                                             as a % of     as a % of
                                                                          Net Assets          Average       Average
                                                                      --------------------
                                                                        Unit                    Net           Net          Total
                                                           Units       Value       (000's)    Assets#        Assets       Return
                                                          ---------  ---------   ---------   -----------   ----------    -----------
      Janus Aspen Growth Portfolio                           27,770      $5.94      $ 165           1.05%        0.14 %       3.48 %
      Janus Aspen Mid Cap Growth Portfolio                  149,866      23.11      3,462           1.05            -        19.55
      Janus Aspen Capital Appreciation Portfolio             17,347       7.16        124           1.05         0.24        17.06
      Janus Aspen Worldwide Growth Portfolio                  6,161       5.79         36           1.05         1.04         3.73
      Janus Aspen Balanced Portfolio                         12,791      10.27        131           1.05         2.31         7.45
      T. Rowe Price Prime Reserve Portfolio                  11,558      18.10        209           1.05         0.88        (0.12)
      T. Rowe Price Limited Term Bond Portfolio               7,606      22.98        175           1.05         3.30         0.09
      T. Rowe Price Equity Income Portfolio                  14,638      13.94        204           1.05         1.59        13.78
      T. Rowe Price Personal Strategy Balanced Portfolio     56,988      38.19      2,176           1.05         2.04        11.68
      T. Rowe Price International Stock Portfolio             2,057       7.82         16           1.05         1.25        12.64


# Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

    * Formerly Janus Aspen Growth Portfolio
   ** Formerly Janus Aspen Capital Appreciation Portfolio

December 31, 2005 and 2004

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:


                                                                                             Expenses        Income
                                                                                             as a % of     as a % of
                                                                          Net Assets          Average       Average
                                                                      --------------------
                                                                        Unit                    Net           Net          Total
                                                           Units       Value       (000's)    Assets#        Assets       Return
                                                          ---------  ---------   ---------   -----------   ----------    -----------
      Janus Aspen Growth Portfolio                           31,297      $ 5.74       $ 180        1.05 %       0.10 %       30.56 %
      Janus Aspen Mid Cap Growth Portfolio                  161,763       19.33       3,126        1.05            -         33.90
      Janus Aspen Capital Appreciation Portfolio             19,470        6.11         119        1.05         0.48         19.46
      Janus Aspen Worldwide Growth Portfolio                  6,181        5.58          35        1.05         1.12         22.88
      Janus Aspen Balanced Portfolio                         12,360        9.56         118        1.05         2.20         13.03
      T. Rowe Price Prime Reserve Portfolio                  11,655       18.12         211        1.05         0.70         (0.21)
      T. Rowe Price Limited Term Bond Portfolio               8,372       22.95         192        1.05         3.78          3.39
      T. Rowe Price Equity Income Portfolio                  13,007       12.25         159        1.05         1.76         24.38
      T. Rowe Price Personal Strategy Balanced Portfolio     57,705       34.19       1,973        1.05         2.22         23.69
      T. Rowe Price International Stock Portfolio             1,518        6.94          11        1.05         1.53         29.35

# Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:


                                                                                             Expenses        Income
                                                                                             as a % of     as a % of
                                                                          Net Assets          Average       Average
                                                                      --------------------
                                                                        Unit                    Net           Net          Total
                                                           Units       Value       (000's)    Assets#        Assets       Return
                                                          ---------  ---------   ---------   -----------   ----------    -----------
      Janus Aspen Growth Portfolio                           24,625     $ 4.40       $ 108        1.05 %          - %      (27.19)%
      Janus Aspen Aggressive Growth Portfolio               168,199      14.43       2,428        1.05            -        (28.63)
      Janus Aspen Capital Appreciation Portfolio             17,464       5.12          89        1.05         0.60        (16.45)
      Janus Aspen Worldwide Growth Portfolio                  6,026       4.54          27        1.05         0.87        (26.22)
      Janus Aspen Balanced Portfolio                         13,416       8.46         113        1.05         2.93         (7.29)
      T. Rowe Price Prime Reserve Portfolio                  13,064      18.16         237        1.05         1.66          0.62
      T. Rowe Price Limited Term Bond Portfolio               8,232      22.20         183        1.05         5.21          4.92
      T. Rowe Price Equity Income Portfolio                   8,743       9.85          86        1.05         1.94        (13.91)
      T. Rowe Price Personal Strategy Balanced Portfolio     59,288      27.64       1,639        1.05         2.59         (8.63)
      T. Rowe Price International Stock Portfolio             1,209       5.37           6        1.05         1.25        (19.06)

# Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

7.    Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.

11





             Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Life Account I:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Life Account I, and its Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price International Stock Portfolio at December 31, 2005, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as "financial statements") are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment advisors, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois
February 9, 2006